General information	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
General information
1	General information
VTEX (“VTEX” or the “Company”) and its subsidiaries, or collectively referred to as the “Group”, provide a software-as-a-service
digital commerce platform for enterprise brands and retailers. The VTEX platform enables customers to execute their commerce strategy, including building online stores, integrating, managing orders across channels, and creating marketplaces to sell products from third-party vendors.
The Group enables customers to implement multiple
go-to-market
strategies. VTEX’s platform combines commerce, order management and marketplace functionality, allowing enterprises to sell a wide assortment of products across multiple channels. By integrating with suppliers, distributors, third-party vendors, franchisees, warehouses, and brick-and-mortar
stores, enterprises can rapidly implement new business models and digital experiences, including direct-to-consumer,
marketplace, conversational and interactive commerce, ship from store, endless aisle, and drop-ship. The Group calls this set of deep integrations “Collaborative Commerce.”
VTEX’s Collaborative Commerce approach benefits from a powerful ecosystem with significant network effects. The ecosystem includes more than 2000 integrated solutions, 500 systems integrators, 200 marketplaces, 150 payments solutions, and 80 logistics companies. VTEX’s partners’ solutions are embedded within the platform, allowing customers to seamlessly execute their commerce vision and strategy. The more customers adopt the platform and partners join the platform’s network, the more efficiently the Group can help facilitate the future of commerce.
The technology is flexible and extensible. It’s open,
API-first,
multi-tenant commerce platform allows enterprises to adopt new commerce capabilities with minimal risk. Combined with its low-code
development platform, VTEX IO, the Group enables customers to build proprietary technology, seamlessly integrated with extensive out-of-the-box
functionality. In essence, VTEX’s “Composable Commerce” approach allows enterprises to leverage the knowledge of highly specialized talents from the ecosystem while focusing their own talent on what makes them unique. Composable Commerce enables customers to rapidly deploy VTEX’s solutions and quickly iterate and customize the entire commerce experience at scale.

The following entities are part of the Group and are being consolidated in these financial statements:

Company	Place of business/ country of incorporation	Relationship	Principal business activity	% of Ownership as of December 31,
				2021	2020	2019
VTEX (“VTEX”)	Cayman	Holding	Technology Services
VTEX Informática S.A. (“VTEX ARG”) (i)	Argentina	Subsidiary	Technology Services	100	96.54	96.54
VTEX Brasil Tecnologia para Ecommerce LTDA. (“VTEX Brazil”)	Brazil	Subsidiary	Technology Services	100	100	100
VTEX Publicidade e Eventos Ltda. (“VTEX DAY”)	Brazil	Subsidiary	Production of events	100	100	100
VTEX Intermediação de Cobrança Ltda. (“VTEX STORE”) (ii)	Brazil	Subsidiary	Technology Services	—	99.99	99.99
Dlieve Tecnologia S.A. (“Dlieve”) (iii)	Brazil	Subsidiary	Technology Services	—	100	100
Ciashop Soluções para Comércio Eletrônico S.A. (“Ciashop”) (iv)	Brazil	Subsidiary	Technology Services	—	100	100
Loja Integrada Tecnologia para Softwares S.A. (“Loja Integrada”)	Brazil	Subsidiary	Technology Services	99.87	100	—
Suiteshare Tecnologia da Informação S.A (“Suiteshare”) (v)	Brazil	Subsidiary	Technology Services	100	—	—
VTEX Chile SPA (“VTEX CHI”)	Chile	Subsidiary	Technology Services	100	100	100
VTEX Colombia Tecnologia para Ecommerce S.A.S. (“VTEX COL”)	Colombia	Subsidiary	Technology Services	100	100	100
VTEX Commerce Cloud Solutions LLC (“VTEX USA”)	USA	Subsidiary	Technology Services	100	100	100
UniteU Technologies Inc. (“UniteU”) (vi)	USA	Subsidiary	Technology Services	—	—	100
VTEX Ecommerce Platform Limited (“VTEX UK”)	UK	Subsidiary	Technology Services	100	100	100
EICOM Limited (“EICOM”) (ix)	UK	Subsidiary	Technology Services	—	100	—
Soluciones Cloud En Ecommerce S. De R.L. De C.V. (“VTEX MEX”) (vii)	Mexico	Subsidiary	Technology Services	100	99.95	99.95
EI Education S.A.P.I de C.V. (“Escuela de Internet or “Escuela”)	Mexico	Subsidiary	Technology Services	100	100	—
Peru Tecnologia para ECOMMERCE S.A.C. (“VTEX PERU”) (ix)	Peru	Subsidiary	Technology Services	100	—	—
Tecnologia para Comercio Electronico S.A.C. (“VTEX PER”) (viii)	Peru	Subsidiary	Technology Services	—	—	99.79

Company	Place of business/ country of incorporation	Relationship	Principal business activity	% of Ownership as of December 31,
				2021	2020	2019
VTEX Ecommerce Platform Limited—Sede Secondaria (“VTEX ITA”) (ix)	Italy	Branch	Technology Services	100	—	—
VTEX Ecommerce Platform Limited London—Sucursala Bucuresti (“VTEX ROM”) (ix)	Romania	Branch	Technology Services	100	—	—
VTEX Ecommerce Platform Platform Limited – Sucursal em Portugal (“VTEX PORT”) (ix)	Portugal	Branch	Technology Services	100	—	—

(i)	In January 2021, the Group acquired the non-controlling interest of VTEX ARG. Refer to note 19.2(d.i) for additional details.
(ii)	VTEX STORE was liquidated in February 2021.
(iii)	Dlieve was merged into VTEX Brazil in April 2021.
(iv)	Ciashop was merged into VTEX Brazil in December 2021.
(v)	Suiteshare was acquired in April 2021. Refer to note 3.3 for additional details.
(vi)	UniteU was acquired in 2019 and merged into VTEX USA in 2020.
(vii)	In May 2021, the Group acquired the non-controlling interest of VTEX MEX. Refer to note 19.2(d.ii) for additional details.
(viii)	VTEX PER was liquidated in 2020.
(ix)	VTEX PERU, VTEX ITA, VTEX ROM and VTEX PORT were created in 2021 to fulfill the Group’s operational needs, while EICOM was constituted in 2020 and merged into VTEX UK in 2021.

1.1	Corporate Reorganization - Establishment of VTEX
In October 2019, the Group completed its Corporate Reorganization process (“Restructuring”), whereby two new holding companies: VTEX

(non-operating),
located in the Cayman Islands and VTEX UK (operating), located in the United Kingdom, became the direct and indirect controlling entities of the Group and the shareholders and its voting and non-voting
interest are the same before and after the restructuring. Until October 2019, VTEX BRA, an operating company, was the ultimate holding of the Group, and it consolidated the results of all companies until that date.
The main purpose of the restructuring was to expand the Group’s range of funding possibilities to foreign investors with a focus on international expansion.
The Group accounted for the restructuring using the capital reorganization accounting, and the pre-combination
carrying amounts of VTEX Brazil are included in the VTEX’s consolidated financial statements with no fair value uplift. Thus, these consolidated financial statements reflect:

(i)	The historical operating results and financial position of VTEX Brazil prior to the restructuring;

(ii)	The consolidated results of the Group following the restructuring;

(iii)	The assets and liabilities of VTEX BRA and its then subsidiaries at their historical cost;

(iv)	The number of ordinary shares issued by VTEX, as a result of the restructuring is reflected retroactively to January 1, 2019, for purposes of calculating earnings per share;
(v)	VTEX BRA shares were contributed in VTEX by its book value as at September 30, 2019; and

(vi)	As the remaining equity reserves of VTEX BRA are no longer applicable to VTEX, they were added to the initial capital reserve balance. See note 19.3.

1.2	Initial Public Offering “IPO”
On July 21, 2021, the Company completed its IPO, offering 21,850,000 of its Class A common shares, of which 13,876,702 new shares offered by the Group and other 5,123,298 shares offered by the selling shareholders, and the entire exercise of the underwriter’s option to purchase 2,850,000 newly issued shares.
The initial offering price was US$ 19.00 per Class A common share, resulting in gross proceeds of US$ 317,809. The Company received net proceeds of US$ 296,318 after deducting US$ 19,863 in underwriting discounts and commissions and US$ 1,628 of other offering expenses. The Group also recognized in the Profit and loss the amount of US$ 1,253 related to shares offered by the selling shareholders and other expenses not directly related to the IPO.
The shares offered and sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form
F-1
(Registration
No. 333-257400),
which was declared effective by the Securities and Exchange Commission on July 21, 2021. The common shares began trading on the New York Stock Exchange (“NYSE”) on July 21, 2021, under the symbol “VTEX.”